Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Warrants reclassified to equity	$ 1,649	$ 706
Uncollectible customer balance		669
Impairment charge		0	$ 0	$ 704
Research and development expenses		0	92	275
Warrants’ liability		$ 10
Operating lease term period		5 years
Rate for severance pay from salary		8.33%
Expense contributions		$ 275	266	328
The likelihood of being realized percentage		50.00%
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Credit loss expense		$ 289	$ 380	$ 0
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating lease term period		3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating lease term period		5 years